Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Accrued Liabilities, Current [Abstract]
Schedule of Accrued Expenses
Accrued expenses consisted of the following:

	As of December 31,
($ in thousands)	2021	2020
Accrued external research, development and manufacturing costs	$2,520	$2,615
Accrued employee compensation and benefits	3,943	1,009
Accrued professional fees	294	968
Total	$6,757	$4,592